Business segment Information (Details)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Percentage of Net Sales	100.00%	100.00%	100.00%
Scales [Member]
Percentage of Net Sales	60.00%	41.00%	44.00%
Pet Electronic Products and Others [Member]
Percentage of Net Sales	32.00%	52.00%	49.00%
Rental And Management [Member]
Percentage of Net Sales	8.00%	7.00%	7.00%